Note 9 - Stockholders' Equity (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended
	Dec. 22, 2011	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 23, 2013	Nov. 20, 2012
Note 9 - Stockholders' Equity (Details) [Line Items]
Preferred Stock, Shares Authorized			10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding				0	0
Common Stock, Shares Authorized			200,000,000	200,000,000			120,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.001	$ 0.001
Common Stock, Shares, Outstanding			95,054,552	94,646,013
Common Stock, Shares, Issued			95,054,552	94,646,013
Stock Issued During Period, Value, Issued for Services (in Dollars)			$ 327,269	$ 316,475	$ 151,059
Stock Issued During Period, Shares, New Issues	10,000,000	3,756,757
Proceeds from Issuance of Common Stock (in Dollars)		5,560,000		5,560,000	1,625,000
Directors and Consultants [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services			408,539	269,812	103,574
Stock Issued During Period, Value, Issued for Services (in Dollars)			327,269	316,475	151,059
Common Stock [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services			408,539	269,812	103,580
Stock Issued During Period, Value, Issued for Services (in Dollars)			409	270	103
Stock Issued During Period, Shares, New Issues				3,756,757	1,250,000	3,756,757
Share Price (in Dollars per share)					$ 1.30	$ 1.48
Proceeds from Issuance of Common Stock (in Dollars)						$ 5,560,000
Shares Issued For Cashless Option And Warrant Exercise					146,459
Warrant [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Shares Issued For Cashless Option And Warrant Exercise					106,774
Employee Stock Option [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Shares Issued For Cashless Option And Warrant Exercise					39,685